Document and Entity Information	Sep. 25, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 25, 2019
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 25, 2019
Document Effective Date	Sep. 25, 2019
Prospectus Date	May 01, 2019